Dec. 09, 2016

John Hancock Bond Trust
John Hancock Global Conservative Absolute Return Fund (the "fund")
Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class A before tax	-2.12	-0.86
after tax on distributions	-2.70	-1.52
after tax on distributions, with sale	-1.18	-0.95
Class C	-0.85	-0.12
Class I	1.22	0.65
Class R6	1.19	0.71
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund's primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund's primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund's risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

John Hancock Bond Trust
John Hancock Global Conservative Absolute Return Fund (the "fund")
Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented
Effective January 1, 2017, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class R1 before tax	0.91	0.37
after tax on distributions	0.31	-0.30
after tax on distributions, with sale	0.53	-0.02
Class R2	0.91	0.37
Class R3	0.91	0.37
Class R4	0.91	0.37
Class R5	0.91	0.37
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund's primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund's primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund's risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

John Hancock Bond Trust
John Hancock Global Conservative Absolute Return Fund (the "fund")
Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class 1 before tax	0.91	0.37
after tax on distributions	0.31	-0.30
after tax on distributions, with sale	0.53	-0.02
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund's primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund's primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund's risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

John Hancock Bond Trust
John Hancock Global Conservative Absolute Return Fund (the "fund")
Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the "Average annual total returns" table under the heading "Past performance" in the "Fund summary" section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class NAV before tax	1.29	0.75
after tax on distributions	0.49	-0.05
after tax on distributions, with sale	0.75	0.21
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund's primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund's primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund's risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.